NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Statement of Cash Flows (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.